Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of Accounts Receivables
	December 31, 2025	December 31, 2024
	$	$
Trade receivables from royalties	2,686	2,898
Receivables from streams and other interests	60	-
Sales tax recoverable	111	20

	2,857	2,918